Unaudited Interim Condensed Consolidated Statements of Cash Flows $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Cash Flows from Operating Activities:
Net (loss)/income	$ 53,764	$ (23,830)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation	26,330	26,565
Loss on sale of vessels	3,393	0
Amortization and write-off of deferred finance charges	1,144	896
Unrealized loss/(gain) on derivatives	(2,228)	1,159
Unrealized foreign exchange (gain)/loss	281	(235)
Share based compensation	60	60
Change in:
Accounts receivable	463	10,898
Due from Manager	48	0
Inventories	1,816	(2,468)
Accrued revenue	(983)	(266)
Prepaid expenses and other current assets	939	844
Due to Manager	185	583
Trade accounts payable	(3,952)	1,856
Accrued liabilities	690	1,299
Other liabilities	631	522
Unearned revenue	3,322	2,479
Net Cash Provided by Operating Activities	85,903	20,362
Cash Flows from Investing Activities:
Vessel advances	(36,460)	(33,317)
Proceeds from sale of vessels	37,428	0
Increase in bank time deposits	(1,080)	(58,500)
Maturity of bank time deposits	11,780	50,940
Net Cash (Used in)/provided by Investing Activities	11,668	(40,877)
Cash Flows from Financing Activities:
Proceeds from long-term debt	104,800	78,400
Principal payments of long-term debt	(224,963)	(53,955)
Dividends paid	(5,705)	(5,876)
Payment of deferred financing costs	(1,033)	(1,041)
Proceeds on issuance of common stock	61,529	0
Repurchase of common stock	0	(6,012)
Payment of common stock offering expenses	(122)	0
Repurchase/redemption of preferred stock	(17,707)	(89)
Net Cash Provided by/(Used in) Financing Activities	(83,201)	11,427
Net (decrease)/increase in cash, cash equivalents and restricted cash	14,370	(9,088)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(281)	235
Cash, cash equivalents and restricted cash at beginning of year	112,192	92,639
Cash, cash equivalents and restricted cash at end of year	126,281	83,786
Supplemental cash flow information:
Cash paid for interest (excluding capitalized interest):	7,772	11,868
Non Cash Investing and Financing Activities:
Unpaid financing fees	306	82
Part payment of vessel advances through issuance of common stock and preferred stock	0	3,300
Unpaid common stock offering expenses	50	0
Unpaid capital expenditures	830	5,399
Reconciliation of Cash, Cash Equivalents and Restricted Cash:
Cash and cash equivalents	113,631	64,135
Restricted cash – Current assets	500	2,000
Restricted cash – Non current assets	12,150	17,651
Cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 126,281	$ 83,786